Equity Transactions (Details Narrative) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended	12 Months Ended
	Mar. 31, 2020	Feb. 05, 2020	Mar. 31, 2020	Mar. 31, 2020	Jul. 07, 2020	Mar. 31, 2020	Mar. 31, 2019	May 14, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2020	Apr. 11, 2019
Warrant to purchase of common stock									108,196
Number of shares services rendered						$ 321,000	$ 388,000		$ 1,778,000	$ 1,545,000
Series A Shareholders [Member]
Warrant to purchase of common stock		2,303,861
Warrant term		5 years
Warrant exercise price		$ 1.20
Fair value derivative liability upon issuance		$ 3,951,000
Vendors [Member]
Number of shares services rendered, shares						220,601
Number of shares services rendered						$ 321,000
Subsequent Event [Member]
Common stock subscribed	3,392,833		3,392,833	3,392,833		3,392,833		845,000			845,000
Subsequent Event [Member] | Vendors [Member]
Number of shares services rendered, shares					463,641			407,633
Number of shares services rendered					$ 585,427			$ 444,000
Common Stock [Member]
Sale and issuance of common stock									6,549,596
Warrant to purchase of common stock	416,119		416,119	416,119		416,119						163,739
Warrant exercise price												$ 3.76
Number of shares services rendered, shares						320,601	39,998		1,015,981	319,346
Number of shares services rendered
Private Placement [Member]
Common per-share price		$ 1.20
Sale and issuance description		The sale and issuance of up to five million shares of our Common Stock at a per-share price of $1.20 (represents a 20% discount to the $1.50 closing price of our Common Stock on that day
Cash fee aggregate amount	$ 499,000
Private placement description	Our Private Placement was managed by the Company; however, in connection with our Closings, we paid a non-U.S. based consultant (i) as a cash fee, an aggregate amount of $499,000 (or 10% of the gross proceeds of our Closings), (ii) as a non-accountable expense allowance, an aggregate of $99,000 (or 2% of the gross proceeds of our Closings), (iii) five-year warrants, exercisable for an aggregate of up to 416,199 shares of our Common stock at a cash-only exercise price of $1.92 per share, and (iv) 100,000 shares of our Common Stock. We made the above-referenced payments only in respect of that portion of the gross proceeds from our Closings for investors introduced to us by the consultant.
Share based compensation expense	$ 42,000
Private Placement [Member] | Consultant [Member]
Number of shares services rendered, shares				100,000
Private Placement [Member] | Subsequent Event [Member]
Common per-share price		$ 1.20
Sale and issuance description		The sale and issuance of up to five million shares of its Common Stock at a per-share price of $1.20, which amount represents a 20% discount to the $1.50 closing price of the Company's Common Stock on that day, and is memorialized by a subscription agreement.
Common stock subscribed	4,237,833		4,237,833	4,237,833		4,237,833
Cash fee aggregate amount	$ 499,000
Private placement description	The Company's private placement is exempt from the registration requirements of Section 5 of the Securities Act, in reliance on Section 4(a)(2) thereof and/or Rule 506 of Regulation D and Regulation S thereunder, each as promulgated by the SEC. The Company's private placement was managed by the Company; however, in connection with the closings, the Company paid a non-U.S. based consultant (i) as a cash fee, an aggregate amount of $499,000 (or 10% of the gross proceeds of the closings), (ii) as a non-accountable expense allowance, an aggregate of $100,000 (or 2% of the gross proceeds of the closings), (iii) five-year warrants, exercisable for an aggregate of up to 416,199 shares of the Company's Common stock at a cash-only exercise price of $1.92 per share, and (iv) 100,000 shares of the Company's Common Stock.
Private Placement [Member] | Common Stock [Member]
Sale and issuance of common stock			3,392,833
Common stock subscribed	4,237,833		4,237,833	4,237,833		4,237,833
Proceeds sold of common stock			$ 3,430,000
Private Placement [Member] | Common Stock [Member] | Subsequent Event [Member]
Sale and issuance of common stock					845,000
Proceeds sold of common stock					$ 1,014,000
Private Placement [Member] | Maximum [Member]
Sale and issuance of common stock		5,000,000
Private Placement [Member] | Maximum [Member] | Subsequent Event [Member]
Sale and issuance of common stock		5,000,000